Equity (Details) - Sunlight - shares	3 Months Ended						6 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Preferred class A-3 unit members' capital.
Class of Stock [Line Items]
Balance (in shares)		376,395				326,428	376,395	326,428
Units issued during the period	14,094	13,457	13,235	12,771	12,193	11,768	27,551	49,967
Balance (in shares)	403,946		376,395				403,946	376,395
Preferred class A-2 unit members capital
Class of Stock [Line Items]
Balance (in shares)		225,972				195,973	225,972	195,973
Units issued during the period	8,461	8,079	7,947	7,667	7,320	7,065	16,540	29,999
Balance (in shares)	242,512		225,972				242,512	225,972
Preferred class A-1 unit members' capital.
Class of Stock [Line Items]
Balance (in shares)		296,302				256,966	296,302	256,966
Units issued during the period	11,094	10,593	10,421	10,053	9,598	9,264	21,687	39,336
Balance (in shares)	317,989		296,302				317,989	296,302